Consolidated Statement of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
INCOME (LOSS) FOR THE YEAR	$ 164.3	$ (203.5)	$ (43.5)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
Remeasurement of post-employment benefit, net of tax	(4.5)	7.2	(9.5)
Listing expenses		135.7
ITEMS THAT MAY BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS
Financial instruments - Cash flow hedge, net of tax	7.3	4.2	(8.9)
Translation adjustments	33.3	(30.6)	(67.8)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECTS	36.1	116.5	(86.2)
TOTAL COMPREHENSIVE INCOME (LOSS)	200.4	(87.0)	(129.7)
Attributable to:
Owners of Embraer	201.0	(207.4)	(124.2)
Non-controlling interests	$ (0.6)	$ 120.4	$ (5.5)